Expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature
Employee salaries and benefits	$ 595.4	$ 549.2
Costs related to defined benefit plans (note 18(b)&(c))	(19.3)	0.3
Costs related to defined contribution plans (note 18(f))	16.7	14.5
Inventories used	103.5	128.8
Subcontractor costs relating to construction and service contracts	342.8	380.8
Materials, equipment, professional fees, travel and other	215.4	215.5
Direct costs, selling, general and administration	1,254.5	1,289.1
Depreciation and amortization	167.1	77.4
Foreign exchange loss (gain)	(13.5)	3.6
Share-based compensation expense (note 22(f))	57.9	14.7
Other expense (note 8)	119.4	5.9
Total expenses, by nature	$ 1,585.4	$ 1,390.7